Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020 EUR (€)
Research and development cost [member]
Disclosure of changes in accounting estimates [line items]
Pre-Launch inventories written down	€ 0